Collaboration Agreements	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaboration Agreements

3. Collaboration Agreements

AbbVie

In December 2011, the Company entered into the AbbVie Collaboration Agreement to jointly research, develop, and commercialize the Company’s portfolio of second and later generation oral AIMs. The terms of the agreement include payment to the Company of a nonrefundable, up-front payment of $400,000,000. The Company is also participating with AbbVie on joint steering committees.

The up-front payment and the Company’s collaboration on research, development, and commercialization are accounted for as a single unit of accounting. Revenue is being recognized ratably through December 2026, which is the estimated minimum period that is needed to complete the deliverables under the terms of the AbbVie Collaboration Agreement. The Company began recognizing revenue related to the up-front payment upon execution of the agreement and, accordingly, recognized approximately $26,647,000 and $26,647,000 as collaboration revenue during the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, the Company recorded deferred revenue totaling approximately $291,659,000 and $318,306,000, respectively, of which approximately $26,720,000 and $26,647,000, respectively, is reflected as the current portion of deferred revenue.

In September 2010, the Company entered into the AbbVie License Agreement for an exclusive license to develop and commercialize bardoxolone methyl in the Licensee Territory (as defined in the AbbVie License Agreement). The terms of the agreement include payment to the Company of a nonrefundable, up-front license fee of $150,000,000 and additional development and commercial milestone payments. As of December 31, 2015, the Company has received $150,000,000 related to clinical development milestone payments from AbbVie and has the potential in the future to achieve another $50,000,000 in milestone payments based upon reaching certain commercial milestones. The Company is participating with AbbVie on joint steering committees to oversee the development and commercialization activities, respectively, related to bardoxolone methyl.

The up-front license fee and the Company’s participation on joint steering committees are accounted for as a single unit of accounting, and accordingly, revenue is being recognized ratably through November 2017, which is the term of the joint steering committees. The Company began recognizing revenue related to the up-front license fee upon transfer of the license of bardoxolone methyl to AbbVie, which occurred in November 2010 and, accordingly, recognized approximately $21,412,000 and $21,412,000 in collaboration revenue during the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, the Company recorded deferred revenue totaling approximately $39,890,000 and $61,302,000 respectively, of which approximately $21,470,000 and $21,412,000, respectively, is reflected as the current portion of deferred revenue.

KHK

In December 2009, the Company entered into the KHK Agreement for an exclusive license to develop and commercialize bardoxolone methyl in the KHK Licensed Territory. The terms of the agreement include payment to the Company of a nonrefundable, up-front license fee of $35,000,000 and additional development and commercial milestone payments. As of December 31, 2015, the Company received $5,000,000 related to regulatory development milestone payments and $10,000,000 related to clinical development milestone payments from KHK and has the potential in the future to achieve another $82,000,000 and $140,000,000 in milestone payments based upon reaching certain regulatory development and commercial milestones, respectively. The Company is participating on a joint steering committee with KHK to oversee the development and commercialization activities related to bardoxolone methyl.

The up-front license fee and the Company’s participation on the joint steering committee are accounted for as a single unit of accounting, and accordingly, revenue was initially being recognized ratably through March 2014, which was the Company’s estimate of its substantive performance obligation period related to the joint steering committee. During 2014, the Company agreed to a change to KHK’s timeline to develop and commercialize bardoxolone methyl, which modified the Company’s estimate of its substantive performance obligation period related to the joint steering committee to December 2021. The Company deemed that this was not a material modification to the KHK Agreement because no payment terms or deliverables were changed and has adjusted its revenue recognition prospectively as of October 2014.

The Company began recognizing revenue related to the up-front payment upon transfer of the license and technical knowledge of bardoxolone methyl to KHK, which occurred in December 2009, and, accordingly, recognized approximately $1,536,000 and $2,609,000, as collaboration revenue during the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, the Company recorded deferred revenue totaling approximately $9,222,000 and $10,758,000, respectively, of which approximately $1,540,000 and $1,536,000 respectively, is reflected as the current portion of deferred revenue in December 31, 2015 and 2014.

Under the KHK Agreement, the Company will provide KHK with a sufficient supply of bardoxolone methyl to support its development and commercialization efforts. Products provided during development will be charged to KHK at the Company’s direct cost without markup for profit.

The Company will report amounts received from these product transactions, net of direct costs incurred, as a component of collaboration revenue. The Company expects the net profit or loss on these product transactions will not be material. Products during commercialization will be charged to KHK with a markup and will be reported as product sales revenue.